Statements of Changes in Shareholders' Capital (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Capital, Beginning of Period	$ 87,893,859	$ 110,938,681	$ 14,855,197
Contributions	4,964,085	40,581,012	94,893,939
Redemptions	(44,264,762)	(59,383,876)
Net investment loss	(597,313)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments	8,539	13,430	199
Forward currency contracts	2,006,721	(3,234,749)	699,926
Futures contracts	1,310,278	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	179,148	(207,584)	102,402
Forward currency contracts	(662,241)	1,152,214	(175,836)
Futures contracts	(10,878)	1,891,124	(1,917,712)
Shareholders' Capital, End of Period	$ 50,827,436	$ 87,893,859	$ 110,938,681
Net Asset Value per Share, End of Period	$ 50.83	$ 48.83	$ 50.43